Offerings - Offering: 1	Jun. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	7.25% Fixed-to-Floating Rate Subordinated Notes due 2036
Amount Registered | shares	35,000,000
Maximum Aggregate Offering Price	$ 35,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,833.50
Offering Note	Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated in accordance with Rule 457(f) promulgated thereunder. Represents the maximum aggregate offering price of all notes to be offered in the exchange offer to which the registration statement relates.